Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Equity attributable to the owners of QIAGEN N.V.	Noncontrolling Interest
Balance at Dec. 31, 2008	$ 1,453,844	$ 2,212	$ 958,665	$ 477,812	$ 15,155	$ 1,453,844	$ 0
Balance, shares at Dec. 31, 2008		197,839
Increase (Decrease) in Stockholders' Equity
Net income	137,767			137,767		137,767	0
Unrealized gain (loss), net on hedging contracts	(9,005)				(9,005)	(9,005)
Realized loss (gain) net on hedging contracts	5,841				5,841	5,841
Unrealized gain (loss), net on pension	210				210	210
Translation adjustment, net	37,945				37,945	37,945
Common stock issuance from public offering, shares		31,625
Common stock issuance from public offering	623,571	462	623,109			623,571
Stock Issued During Period Shares Exercised of Warrants		0
Common stock issuances from conversion of warrants	1	0	1			1
Common stock issuances under employee stock plans, shares		2,610
Common stock issuances under employee stock plans	26,920	37	26,883			26,920
Tax benefit of employee stock plans	3,363		3,363			3,363
Share-based compensation	9,747		9,747			9,747
Proceeds from subscription receivables	965		965			965
Balance at Dec. 31, 2009	2,291,169	2,711	1,622,733	615,579	50,146	2,291,169	0
Balance, shares at Dec. 31, 2009		232,074
Increase (Decrease) in Stockholders' Equity
Net income	144,311			144,311		144,311
Unrealized gain (loss), net on hedging contracts	9,807				9,807	9,807
Realized loss (gain) net on hedging contracts	(6,125)				(6,125)	(6,125)
Unrealized gain (loss), net on pension	(129)				(129)	(129)
Translation adjustment, net	11,055				11,055	11,055
Common stock issuances under employee stock plans, shares		1,041
Common stock issuances under employee stock plans	11,241	13	11,228			11,241
Tax benefit of employee stock plans	445		445			445
Share-based compensation	13,592		13,592			13,592
Proceeds from subscription receivables	987		987			987
Balance at Dec. 31, 2010	2,476,353	2,724	1,648,985	759,890	64,754	2,476,353	0
Balance, shares at Dec. 31, 2010		233,115
Increase (Decrease) in Stockholders' Equity
Acquisition of Ipsogen S.A.	42,437						42,437
Acquisition of Ipsogen S.A. shares from noncontrolling interests	(29,783)						(29,783)
Net income	94,949			96,038		96,038	(1,089)
Unrealized gain (loss), net on hedging contracts	3,707				3,707	3,707
Realized loss (gain) net on hedging contracts	(2,825)				(2,825)	(2,825)
Unrealized gain (loss), net on pension	126				126	126
Translation adjustment, net	(51,929)				(49,858)	(49,858)	(2,071)
Common stock issuances under employee stock plans, shares		1,106
Common stock issuances under employee stock plans	8,778	15	8,763			8,778
Tax benefit of employee stock plans	(4,565)		(4,565)			(4,565)
Share-based compensation	19,539		19,539			19,539
Proceeds from subscription receivables	1,011		1,011			1,011
Balance at Dec. 31, 2011	$ 2,557,798	$ 2,739	$ 1,673,733	$ 855,928	$ 15,904	$ 2,548,304	$ 9,494
Balance, shares at Dec. 31, 2011		234,221